UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Large Company Growth Fund

(formerly Scudder Large Company Growth Fund)

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 10.1%
Automobiles 0.9%
Harley-Davidson, Inc.	65,700	3,340,188
Hotels Restaurants & Leisure 1.0%
Starbucks Corp.*	94,500	3,522,015
Household Durables 0.7%
Fortune Brands, Inc.	31,900	2,561,570
Media 2.5%
McGraw-Hill Companies, Inc.	71,600	3,985,256
Omnicom Group, Inc.	55,350	4,982,053

		8,967,309
Multiline Retail 2.6%
Kohl's Corp.*	61,500	3,434,160
Target Corp.	116,500	6,186,150

		9,620,310
Specialty Retail 2.4%
Home Depot, Inc.	45,300	1,808,829
Lowe's Companies, Inc.	34,800	2,194,140
Staples, Inc.	175,350	4,630,994

		8,633,963
Consumer Staples 12.0%
Beverages 3.1%
Diageo PLC	146,135	2,411,684
PepsiCo, Inc.	150,640	8,773,273

		11,184,957
Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	99,000	4,457,970
Walgreen Co.	138,100	5,790,533

		10,248,503
Food Products 3.1%
Dean Foods Co.*	78,800	3,121,268
Groupe Danone	19,073	2,379,782
Kellogg Co.	67,700	3,135,187
The Hershey Co.	44,900	2,394,966

		11,031,203
Household Products 3.0%
Colgate-Palmolive Co.	53,150	3,142,228
Procter & Gamble Co.	131,000	7,625,510

		10,767,738
Energy 15.2%
Energy Equipment & Services 8.5%
Baker Hughes, Inc.	90,300	7,298,949
Halliburton Co.	52,600	4,110,690

Noble Corp.	43,200	3,410,208
Schlumberger Ltd.	125,800	8,697,812
Transocean, Inc.*	90,540	7,340,078

		30,857,737
Oil, Gas & Consumable Fuels 6.7%
ConocoPhillips	62,090	4,153,821
Devon Energy Corp.	93,900	5,644,329
EOG Resources, Inc.	79,000	5,548,170
Hugoton Royalty Trust	4,176	115,464
Valero Energy Corp.	90,800	5,878,392
XTO Energy, Inc.	70,066	2,967,295

		24,307,471
Financials 6.6%
Capital Markets 3.4%
Lehman Brothers Holdings, Inc.	23,700	3,582,255
Merrill Lynch & Co., Inc.	52,700	4,018,902
The Goldman Sachs Group, Inc.	29,100	4,664,439

		12,265,596
Consumer Finance 0.9%
American Express Co.	61,100	3,287,791
Diversified Financial Services 0.5%
Citigroup, Inc.	39,000	1,948,050
Insurance 1.8%
AFLAC, Inc.	89,200	4,240,568
Genworth Financial, Inc. "A"	63,400	2,104,880

		6,345,448
Health Care 18.7%
Biotechnology 5.3%
Amgen, Inc.*	70,000	4,739,000
Genentech, Inc.*	92,600	7,381,146
Gilead Sciences, Inc.*	122,300	7,032,250

		19,152,396
Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	77,000	2,902,900
Boston Scientific Corp.*	89,300	2,075,332
C.R. Bard, Inc.	40,900	3,045,414
Medtronic, Inc.	85,000	4,260,200
Zimmer Holdings, Inc.*	73,600	4,629,440

		16,913,286
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	143,900	7,157,586
Pharmaceuticals 6.7%
Abbott Laboratories	85,000	3,632,900
Eli Lilly & Co.	34,500	1,825,740
Johnson & Johnson	194,806	11,417,580
Pfizer, Inc.	56,257	1,424,990
Teva Pharmaceutical Industries Ltd. (ADR)	150,600	6,099,300

		24,400,510
Industrials 9.8%
Aerospace & Defense 2.3%
United Technologies Corp.	133,000	8,353,730

Air Freight & Logistics 1.5%
FedEx Corp.	48,100	5,537,753
Electrical Equipment 1.4%
Emerson Electric Co.	59,600	5,063,020
Industrial Conglomerates 3.5%
General Electric Co.	363,050	12,557,900
Machinery 1.1%
Caterpillar, Inc.	51,800	3,923,332
Information Technology 26.2%
Communications Equipment 3.0%
Cisco Systems, Inc.*	244,390	5,119,971
QUALCOMM, Inc.	111,200	5,709,008

		10,828,979
Computers & Peripherals 4.5%
Apple Computer, Inc.*	83,800	5,898,682
Dell, Inc.*	20,200	529,240
EMC Corp.*	418,700	5,656,637
International Business Machines Corp.	53,800	4,429,892

		16,514,451
Internet Software & Services 2.6%
eBay, Inc.*	98,900	3,403,149
Google, Inc. "A"*	6,400	2,674,816
Yahoo!, Inc.*	98,000	3,212,440

		9,290,405
IT Consulting & Services 3.3%
Accenture Ltd. "A"	151,400	4,401,198
Fiserv, Inc.*	65,800	2,966,264
Paychex, Inc.	114,500	4,624,655

		11,992,117
Semiconductors & Semiconductor Equipment 6.8%
Broadcom Corp. "A"*	166,150	6,830,426
Intel Corp.	228,760	4,570,625
Linear Technology Corp.	98,660	3,502,430
Maxim Integrated Products, Inc.	95,000	3,349,700
Texas Instruments, Inc.	179,600	6,233,916

		24,487,097
Software 6.0%
Adobe Systems, Inc.*	97,300	3,814,160
Electronic Arts, Inc.*	66,900	3,799,920
Microsoft Corp.	493,700	11,922,855
Oracle Corp.*	157,100	2,292,089

		21,829,024
Materials 1.0%
Chemicals
Ecolab, Inc.	92,200	3,485,160

Total Common Stocks (Cost $226,333,177)		360,376,595
Cash Equivalents 0.8%
Cash Management QP Trust, 4.78% (a) (Cost $2,991,748)	2,991,748	2,991,748

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 229,324,925)	100.4	363,368,343
Other Assets and Liabilities, Net	(0.4)	(1,461,416)

Net Assets	100.0	361,906,927

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006